Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 are as follows:

	Year ended December 31,
	2019	2020

Balance at the beginning of the year	$166,094	$170,703

Acquisitions	622	87,438
Functional currency translation adjustments	3,987	6,141

Balance at year end	$170,703	$264,282